NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 30, 2019
Summary of Changes in Noncontrolling Interest
The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2017, 2018 and 2019.

	Zhengbao Y ucai	NetinNet	Jiangsu Asset	Beijing Ruida	Total
	US$	US$	US$	US$	US$
Balance as of September 30, 2017	16,911	7,118	—	—	24,029

Capital contribution from noncontrolling interest shareholders	60	—	—	—	60
Noncontrolling interest shareholders resulting from new acquisitions	—	—	1,262	41,336	42,598
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(447)	(229)	(43)	(1,154)	(1,873)
(Loss) gain attributed to noncontrolling interest shareholders	(1,205)	1,830	(160)	212	677

Balance as of September 30, 2018	15,319	8,719	1,059	40,394	65,491

Capital contribution from noncontrolling interest shareholders	29	—	—	—	29
Purchase of equity interests from noncontrolling interest shareholders	—	—	—	(7,119)	(7,119)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(463)	(372)	(39)	(1,261)	(2,135)
Cash dividends paid to noncontrolling interests by a subsidiary	—	(291)	—	—	(291)
(Loss) gain attributed to noncontrolling interest shareholders	(6,173)	1,808	(55)	(640)	(5,060)
Balance as of September 30, 2019	8,712	9,864	965	31,374	50,915

Schedule Discloses Effect of Changes in Ownership Interest
The schedule below discloses the effect of changes in the ownership interest on the Company’s equity:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Net income attributable to China Distance Education Holdings Limited	14,935	11,626	21,254
Transfers from noncontrolling interest:
Increase in the Group’s additional paid-in capital in relation to capital contribution made by Zhengbao Yucai’s noncontrolling interest	1,090	—	—
Increase in the Group’s additional paid-in capital in relation to capital contribution made by Jiangsu Asset’s noncontrolling interest	—	29	—
Increase in the Group’s additional paid-in capital in relation to share purchase from noncontrolling interests of Beijing Ruida	—	—	810
Changes from net income attributable to China Distance Education Holdings Limited’s shareholders and transfer from noncontrolling interests	16,025	11,655	22,064